United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/11

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          June 30, 2011

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      41
Form 13F Information Table Value Total:      $372,845
                                            (thousands)
List of Other Included Managers:  NONE
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                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
ACURA PHARMACEUTICALS    COM       00509L703      123,000       31,550.00 X                             31,550        0        0
ALLIED HEALTHCARE PRODS  COM       019222108       41,000       10,000.00 X                                  0        0   10,000
ANADARKO PETROLEUM CORP  COM       032511107      217,000        2,820.00 X                              1,848        0      972
BAIDU INC.               COM       056752108    8,652,000       61,741.00 X                             24,460        0   37,281
BERKSHIRE HATHAWAY INC.  COM       084990175    1,974,000        1,700.00 X                              1,500        0      200
CH ROBINSON WORLDWIDE    COM       12541W209   15,182,000      192,558.00 X                             77,047        0  115,511
CME GROUP INC.           COM       12572Q105    4,797,000       16,448.00 X                              6,725        0    9,723
CTRIP.COM INTL.LTD.      COM       22943F100   11,209,000      260,190.00 X                            104,130        0  156,060
DANAHER CORP.            COM       235851102   28,796,000      543,409.00 X                            209,844        0  333,565
EBAY INC.                COM       278642103   20,326,000      629,866.00 X                            257,755        0  372,111
ELAN CORP.               COM       284131208      114,000       10,000.00 X                             10,000        0        0
EMERSON ELECTRIC CO.     COM       291011104      249,000        4,425.00 X                              4,425        0        0
EXPRESS SCRIPTS INC.     COM       302182100   70,750,000    1,310,653.00 X                            528,985        0  781,668
EXXON MOBIL CORP.        COM       30231G102      204,000        2,502.00 X                              1,911        0      591
FX ENERGY INC.           COM       302695101       88,000       10,000.00 X                             10,000        0        0
GABRIEL TECHNOLOGIES     COM       362447104        1,000       10,000.00 X                             10,000        0        0
GLOBAL PAYMENTS          COM       37940X102   16,620,000      325,872.00 X                            129,119        0  196,753
GOOGLE INC.              COM       38259P508   11,218,000       22,152.00 X                              9,071        0   13,081
IDEXX LABORATORIES       COM       45168D104   18,519,000      238,764.00 X                             95,766        0  142,998
INTERCONTINENTAL EXCHANG COM       45865V100   17,404,000      139,551.00 X                             56,184        0   83,367
INTERNATIONAL BUSINESS   COM       459200101      626,000        3,646.00 X                                  0        0    3,646
JOHNSON & JOHNSON        COM       478160104      347,000        5,214.00 X                              2,009        0    3,205
LABORATORY CORP OF AMER  COM       50540R409   12,094,000      124,945.00 X                             50,501        0   74,444
MARKWEST ENERGY          COM       570759100      338,000        7,000.00 X                              7,000        0        0
MICROSOFT CORP           COM       594918104      302,000       11,610.00 X                              9,448        0    2,162
MONSANTO CO. NEW         COM       61166W101   12,137,000      167,310.00 X                             67,103        0  100,207
NEW ORIENTAL EDUCATION   COM       647581107   18,449,000      165,135.00 X                             66,260        0   98,875
PATRIOT MOTORCYCLES CORP COM       70337D108        1,000       10,000.00 X                                  0        0   10,000
PHILIP MORRIS INTERN     COM       718172109      480,000        7,180.00 X                                 22        0    7,158
PRAXAIR INC.             COM       74005P104   22,309,000      205,822.00 X                             83,397        0  122,425
PROVIDENT ENERGY TR      COM       74386K104      251,000       28,092.00 X                             28,092        0        0
QUALCOMM INC.            COM       747525103   12,021,000      211,665.00 X                             84,966        0  126,669
RICHARDS PACKAGING INCOM COM       763102100      183,000       20,500.00 X                                  0        0   20,500
SANTARUS INC             COM       802817304       68,000       20,000.00 X                             20,000        0        0
SENESCO TECH INC.        COM       817208408        6,000       20,000.00 X                             20,000        0        0
SIRIUS XM RADIO INC.     COM       82967N108       44,000       20,000.00 X                             20,000        0        0
U.S. BANCORP DEL NEW     COM       902973304      478,000       18,704.00 X                             18,704        0        0
UNION PACIFIC CORP.      COM       907818108      315,000        3,015.00 X                                500        0    2,515
UNITED PARCEL SERVICE    COM       911312106   14,203,000      194,744.00 X                             78,514        0  116,230
VISA INC.                COM       92826C839   33,017,000      391,841.00 X                            155,448        0  236,394
WALGREEN COMPANY         COM       931422109   18,710,000      440,649.00 X                            168,253        0  272,396


TOTAL COMMON STOCK                            372,845,000



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